Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral provided (Details) - Financial instruments in connection with derivative transactions in organized markets - MXN ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Collateral provided	$ 2,566	$ 3,182
Cash | Mercado Mexicano de Derivados, S.A. de C.V. (MexDer)
Financial instruments
Collateral provided	2,216	2,771
Cash | Chicago Mercantile Exchange
Financial instruments
Collateral provided	$ 350	334
Cash | Foreign financial Institutions
Financial instruments
Collateral provided		$ 77